Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE
The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	115,713	63,013	9,759
Restricted cash	115	158,356	24,526
Short-term investments	50,000	30,000	4,646
Accounts and notes receivable, net	44,539	37,521	5,811
Prepayments and other current assets	27,915	41,468	6,423
Amounts due from the Company and its subsidiaries	58,291	59,922	9,281

Total current assets	296,573	390,280	60,446

Non-current assets:
Property and equipment, net	45,928	52,641	8,153
Intangible assets, net	9,491	7,543	1,168
Long-term investments	113,408	113,408	17,565
Other non-current assets	4,719	1,684	261

Total non-current assets	173,546	175,276	27,147

Total assets	470,119	565,556	87,593

LIABILITIES:
Current liabilities:
Accounts payable	16,564	13,268	2,055
Deferred revenue and customer deposits	104,681	102,198	15,828
Accrued liabilities and other current liabilities	66,772	64,150	9,936
Amounts due to the Company and its subsidiaries	224,124	282,613	43,771

Total current liabilities	412,141	462,229	71,590

Non-current liabilities:
Amounts due to the Company and its subsidiaries	297,000	377,000	58,390
Deferred revenue	561	856	133
Other non-current liabilities	—	693	107

Total non-current liabilities	297,561	378,549	58,630

Total liabilities	709,702	840,778	130,220

Summary of Results of Operations and Cash Flows of VIE
The table sets forth the results of operations and cash flows of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the six months ended June 30,
	2020	2021
	RMB	RMB	US$
Revenues	253,197	162,605	25,184
Cost of revenues	(152,732)	(34,489)	(5,342)
Net loss	(69,950)	(41,793)	(6,473)
Net cash provided by operating activities	83,618	19,773	3,062
Net cash (used in) / provided by investing activities	(133,308)	5,768	893
Net cash (used in) / provided by financing activities	(13,084)	80,000	12,390